Quarterly Holdings Report
for
Fidelity® Large Cap Core Enhanced Index Fund
November 30, 2022
CEI-NPRT1-0123
1.859522.115
Common Stocks - 98.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	470,689	18,347,457
Entertainment - 0.4%
Activision Blizzard, Inc.	12,777	944,859
Electronic Arts, Inc.	27,284	3,568,202
Spotify Technology SA (a)	32,988	2,619,907
The Walt Disney Co. (a)	4,541	444,428
		7,577,396
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A (a)	341,793	34,517,675
Class C (a)	283,520	28,763,104
Meta Platforms, Inc. Class A (a)	209,796	24,776,908
		88,057,687
Media - 0.7%
Comcast Corp. Class A	388,486	14,234,127
The New York Times Co. Class A	6,359	233,057
		14,467,184
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	14,939	2,262,661
TOTAL COMMUNICATION SERVICES		130,712,385
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.0%
Gentex Corp.	12,916	373,272
Visteon Corp. (a)	2,318	340,282
		713,554
Automobiles - 1.6%
Harley-Davidson, Inc.	90,228	4,252,446
Tesla, Inc. (a)	132,904	25,876,409
		30,128,855
Distributors - 0.2%
LKQ Corp.	76,659	4,164,883
Diversified Consumer Services - 0.5%
Service Corp. International	119,806	8,560,139
Hotels, Restaurants & Leisure - 3.4%
Airbnb, Inc. Class A (a)	96,328	9,838,942
Booking Holdings, Inc. (a)	6,740	14,015,493
Chipotle Mexican Grill, Inc. (a)	3,547	5,770,827
Expedia, Inc. (a)	19,394	2,072,055
Hyatt Hotels Corp. Class A (a)	27,199	2,728,604
McDonald's Corp.	52,988	14,454,597
Starbucks Corp.	133,912	13,685,806
Yum! Brands, Inc.	16,662	2,143,733
		64,710,057
Household Durables - 0.2%
Toll Brothers, Inc.	17,041	816,434
TopBuild Corp. (a)	14,959	2,304,883
Whirlpool Corp.	8,800	1,289,464
		4,410,781
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc. (a)	499,177	48,190,548
eBay, Inc.	199,864	9,081,820
		57,272,368
Leisure Products - 0.1%
Brunswick Corp.	13,757	1,020,769
Multiline Retail - 0.5%
Dollar General Corp.	39,711	10,153,308
Specialty Retail - 2.1%
Lowe's Companies, Inc.	37,190	7,904,735
O'Reilly Automotive, Inc. (a)	5,262	4,549,209
The Home Depot, Inc.	63,288	20,504,679
TJX Companies, Inc.	57,170	4,576,459
Ulta Beauty, Inc. (a)	5,123	2,381,375
Williams-Sonoma, Inc.	9,653	1,128,436
		41,044,893
TOTAL CONSUMER DISCRETIONARY		222,179,607
CONSUMER STAPLES - 7.4%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	70,205	5,126,369
Coca-Cola Bottling Co. Consolidated	1,418	697,372
Constellation Brands, Inc. Class A (sub. vtg.)	22,691	5,839,529
PepsiCo, Inc.	71,559	13,274,910
The Coca-Cola Co.	320,278	20,372,884
		45,311,064
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	21,579	11,636,476
Kroger Co.	46,412	2,283,006
Sprouts Farmers Market LLC (a)	5,354	183,803
Walmart, Inc.	149,159	22,734,815
		36,838,100
Food Products - 1.6%
Archer Daniels Midland Co.	43,408	4,232,280
Conagra Brands, Inc.	94,992	3,607,796
Lamb Weston Holdings, Inc.	13,640	1,185,316
Mondelez International, Inc.	220,271	14,892,522
The Hershey Co.	731	171,909
The Kraft Heinz Co.	178,325	7,017,089
		31,106,912
Household Products - 0.9%
Church & Dwight Co., Inc.	39,366	3,222,894
Colgate-Palmolive Co.	57,395	4,446,965
Procter & Gamble Co.	67,505	10,069,046
		17,738,905
Tobacco - 0.6%
Altria Group, Inc.	117,200	5,459,176
Philip Morris International, Inc.	61,535	6,133,193
		11,592,369
TOTAL CONSUMER STAPLES		142,587,350
ENERGY - 6.1%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	51,266	1,487,739
Halliburton Co.	23,682	897,311
Liberty Oilfield Services, Inc. Class A	15,457	255,504
Schlumberger Ltd.	101,686	5,241,913
		7,882,467
Oil, Gas & Consumable Fuels - 5.7%
APA Corp.	40,292	1,887,680
Cheniere Energy, Inc.	3,509	615,338
Chesapeake Energy Corp.	5,163	534,371
Chevron Corp.	119,708	21,943,673
ConocoPhillips Co.	71,207	8,794,777
Coterra Energy, Inc.	37,465	1,045,648
Devon Energy Corp.	13,279	909,877
Diamondback Energy, Inc.	4,398	650,992
DT Midstream, Inc.	45,845	2,765,829
EOG Resources, Inc.	51,035	7,243,398
EQT Corp.	28,613	1,213,477
Exxon Mobil Corp.	249,935	27,827,763
Hess Corp.	15,303	2,202,255
Kinder Morgan, Inc.	119,582	2,286,408
Marathon Oil Corp.	85,356	2,614,454
Marathon Petroleum Corp.	53,768	6,549,480
Murphy Oil Corp.	27,207	1,284,170
Occidental Petroleum Corp.	69,288	4,814,823
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	433,200
Ovintiv, Inc.	5,817	324,356
Phillips 66 Co.	49,809	5,401,288
Pioneer Natural Resources Co.	7,828	1,847,330
Targa Resources Corp.	31,374	2,333,912
Valero Energy Corp.	19,309	2,580,069
		108,104,568
TOTAL ENERGY		115,987,035
FINANCIALS - 9.2%
Banks - 3.6%
Bank of America Corp.	519,230	19,652,856
Citigroup, Inc.	889	43,036
Citizens Financial Group, Inc.	11,862	502,712
Community Bank System, Inc.	3,356	218,610
East West Bancorp, Inc.	6,276	440,638
Fifth Third Bancorp	69,939	2,542,982
First Republic Bank	28,622	3,652,453
JPMorgan Chase & Co.	200,887	27,758,566
PNC Financial Services Group, Inc.	24,844	4,180,251
U.S. Bancorp	89,601	4,066,989
Wells Fargo & Co.	111,811	5,361,337
		68,420,430
Capital Markets - 1.7%
Carlyle Group LP	13,871	432,359
Cboe Global Markets, Inc.	15,511	1,967,415
Charles Schwab Corp.	31,161	2,572,029
FactSet Research Systems, Inc.	833	384,255
Goldman Sachs Group, Inc.	23,998	9,266,828
Intercontinental Exchange, Inc.	21,539	2,332,889
LPL Financial	39,068	9,247,786
MarketAxess Holdings, Inc.	1,914	512,799
Morgan Stanley	12,765	1,188,039
MSCI, Inc.	377	191,452
NASDAQ, Inc.	22,926	1,569,514
Stifel Financial Corp.	19,073	1,225,440
Tradeweb Markets, Inc. Class A	27,243	1,674,355
		32,565,160
Consumer Finance - 0.2%
Capital One Financial Corp.	28,776	2,970,834
Synchrony Financial	7,837	294,514
		3,265,348
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	131,706	41,961,532
Insurance - 1.5%
Aon PLC	14,995	4,622,659
First American Financial Corp.	51,450	2,811,743
Hartford Financial Services Group, Inc.	31,846	2,432,079
Kinsale Capital Group, Inc.	390	120,202
Loews Corp.	47,366	2,754,333
Marsh & McLennan Companies, Inc.	13,147	2,276,797
Progressive Corp.	34,073	4,502,747
Ryan Specialty Group Holdings, Inc. (a)(b)	42,303	1,703,965
The Travelers Companies, Inc.	31,080	5,899,295
W.R. Berkley Corp.	34,605	2,639,669
		29,763,489
Thrifts & Mortgage Finance - 0.0%
TFS Financial Corp. (b)	40,848	557,575
TOTAL FINANCIALS		176,533,534
HEALTH CARE - 16.0%
Biotechnology - 2.7%
AbbVie, Inc.	35,961	5,796,194
Amgen, Inc.	68,172	19,524,461
Biogen, Inc. (a)	12,048	3,676,688
Gilead Sciences, Inc.	176,150	15,471,255
Natera, Inc. (a)	8,975	369,052
Sarepta Therapeutics, Inc. (a)	1,242	152,530
Ultragenyx Pharmaceutical, Inc. (a)	15,521	563,412
United Therapeutics Corp. (a)	19,357	5,417,831
Vir Biotechnology, Inc. (a)	5,807	163,874
		51,135,297
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	172,878	18,598,215
Becton, Dickinson & Co.	3,434	856,234
Dentsply Sirona, Inc.	5,453	165,008
IDEXX Laboratories, Inc. (a)	174	74,101
Integra LifeSciences Holdings Corp. (a)	11,533	633,623
Intuitive Surgical, Inc. (a)	5,744	1,553,120
Medtronic PLC	33,863	2,676,532
Shockwave Medical, Inc. (a)	1,855	470,428
Stryker Corp.	7,741	1,810,542
Teleflex, Inc.	12,383	2,899,108
Zimmer Biomet Holdings, Inc.	3,321	398,852
Zimvie, Inc. (a)	13,521	120,878
		30,256,641
Health Care Providers & Services - 4.5%
AmerisourceBergen Corp.	30,222	5,158,593
Cigna Corp.	15,900	5,229,351
CVS Health Corp.	108,394	11,043,181
DaVita HealthCare Partners, Inc. (a)	1,280	94,374
Elevance Health, Inc.	33,228	17,707,866
Humana, Inc.	1,907	1,048,659
McKesson Corp.	13,200	5,038,176
Quest Diagnostics, Inc.	17,187	2,609,502
UnitedHealth Group, Inc.	69,523	38,081,918
		86,011,620
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	5,779	1,100,090
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	26,041	1,006,745
Bio-Rad Laboratories, Inc. Class A (a)	16,026	6,646,142
Danaher Corp.	23,505	6,426,502
IQVIA Holdings, Inc. (a)	1,177	256,610
Medpace Holdings, Inc. (a)	13,047	2,738,435
Sotera Health Co. (a)	192,489	1,605,358
Thermo Fisher Scientific, Inc.	7,555	4,232,462
		22,912,254
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	207,993	16,697,678
Eli Lilly & Co.	49,548	18,386,272
Johnson & Johnson	187,942	33,453,676
Merck & Co., Inc.	180,767	19,906,062
Pfizer, Inc.	508,950	25,513,664
		113,957,352
TOTAL HEALTH CARE		305,373,254
INDUSTRIALS - 8.8%
Aerospace & Defense - 2.7%
General Dynamics Corp.	33,300	8,404,587
Huntington Ingalls Industries, Inc.	27,300	6,332,508
Lockheed Martin Corp.	30,261	14,682,335
Moog, Inc. Class A	950	82,679
Northrop Grumman Corp.	17,250	9,199,253
Parsons Corp. (a)	90,276	4,468,662
Textron, Inc.	110,374	7,878,496
		51,048,520
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	37,956	7,201,392
Airlines - 0.1%
Alaska Air Group, Inc. (a)	42,553	2,018,714
Building Products - 0.3%
Allegion PLC	10,888	1,237,421
Carrier Global Corp.	86,375	3,828,140
		5,065,561
Commercial Services & Supplies - 0.6%
Cintas Corp.	17,229	7,956,008
Republic Services, Inc.	17,331	2,414,035
Rollins, Inc.	10,872	439,664
Waste Management, Inc.	5,751	964,558
		11,774,265
Construction & Engineering - 0.1%
AECOM	19,757	1,679,345
EMCOR Group, Inc.	3,588	555,781
		2,235,126
Electrical Equipment - 0.4%
Acuity Brands, Inc.	10,830	2,039,181
AMETEK, Inc.	17,025	2,424,701
Atkore, Inc. (a)	16,328	1,994,465
Emerson Electric Co.	22,954	2,198,305
		8,656,652
Industrial Conglomerates - 0.6%
3M Co.	83,452	10,512,448
Honeywell International, Inc.	6,059	1,330,253
		11,842,701
Machinery - 1.4%
Allison Transmission Holdings, Inc.	59,143	2,649,606
Caterpillar, Inc.	32,485	7,679,779
Fortive Corp.	105,555	7,130,240
Otis Worldwide Corp.	25,001	1,952,328
Parker Hannifin Corp.	20,612	6,161,751
Pentair PLC	23,615	1,080,859
		26,654,563
Professional Services - 0.6%
CoStar Group, Inc. (a)	55,977	4,536,376
Leidos Holdings, Inc.	26,883	2,939,118
TriNet Group, Inc. (a)	46,468	3,367,536
		10,843,030
Road & Rail - 1.3%
CSX Corp.	233,005	7,616,933
Norfolk Southern Corp.	8,893	2,281,055
RXO, Inc. (a)	25,227	479,313
Union Pacific Corp.	51,735	11,248,741
XPO Logistics, Inc. (a)	86,578	3,343,642
		24,969,684
Trading Companies & Distributors - 0.3%
Fastenal Co.	41,780	2,152,088
MSC Industrial Direct Co., Inc. Class A	27,320	2,344,876
Univar Solutions, Inc. (a)	27,966	926,514
		5,423,478
TOTAL INDUSTRIALS		167,733,686
INFORMATION TECHNOLOGY - 25.1%
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	81,444	11,345,149
Cisco Systems, Inc.	430,573	21,408,090
F5, Inc. (a)	18,292	2,828,126
		35,581,365
Electronic Equipment & Components - 0.6%
CDW Corp.	33,920	6,398,669
Keysight Technologies, Inc. (a)	1,594	288,339
Littelfuse, Inc.	867	213,716
National Instruments Corp.	2,088	85,650
Vontier Corp.	195,449	3,836,664
		10,823,038
IT Services - 3.3%
Accenture PLC Class A	16,638	5,006,873
Automatic Data Processing, Inc.	3,512	927,660
Cognizant Technology Solutions Corp. Class A	32,116	1,997,936
FleetCor Technologies, Inc. (a)	22,512	4,416,854
Gartner, Inc. (a)	6,054	2,121,140
GoDaddy, Inc. (a)	42,206	3,339,761
MasterCard, Inc. Class A	59,471	21,195,464
Maximus, Inc.	9,257	650,767
Paychex, Inc.	8,689	1,077,697
PayPal Holdings, Inc. (a)	67,767	5,313,610
VeriSign, Inc. (a)	32,507	6,495,224
Visa, Inc. Class A	45,962	9,973,754
		62,516,740
Semiconductors & Semiconductor Equipment - 4.5%
Advanced Micro Devices, Inc. (a)	9,187	713,187
Applied Materials, Inc.	11,232	1,231,027
Broadcom, Inc.	40,485	22,308,450
Impinj, Inc. (a)	9,660	1,232,133
Intel Corp.	377,115	11,339,848
Microchip Technology, Inc.	103,013	8,157,599
NVIDIA Corp.	94,100	15,924,543
NXP Semiconductors NV	15,040	2,644,634
Qorvo, Inc. (a)	45,737	4,539,397
Qualcomm, Inc.	139,275	17,616,895
		85,707,713
Software - 7.8%
Adobe, Inc. (a)	55,533	19,154,998
Box, Inc. Class A (a)	40,589	1,114,168
Dropbox, Inc. Class A (a)	322,402	7,595,791
Manhattan Associates, Inc. (a)	2,424	305,279
Microsoft Corp.	406,473	103,707,521
New Relic, Inc. (a)	25,754	1,449,178
Palo Alto Networks, Inc. (a)	9,897	1,681,500
RingCentral, Inc. (a)	9,218	341,619
Salesforce.com, Inc. (a)	35,512	5,690,798
Splunk, Inc. (a)	37,456	2,909,582
Synopsys, Inc. (a)	12,221	4,149,518
Teradata Corp. (a)	3,266	111,534
Workday, Inc. Class A (a)	2,458	412,698
		148,624,184
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	840,370	124,399,969
Dell Technologies, Inc.	25,294	1,132,918
NetApp, Inc.	72,907	4,929,242
Pure Storage, Inc. Class A (a)	193,618	5,651,709
		136,113,838
TOTAL INFORMATION TECHNOLOGY		479,366,878
MATERIALS - 2.6%
Chemicals - 1.5%
CF Industries Holdings, Inc.	67,922	7,348,481
Eastman Chemical Co.	16,073	1,392,243
Ecolab, Inc.	5,718	856,728
Ginkgo Bioworks Holdings, Inc. Class A (a)	184,912	367,975
Linde PLC	16,034	5,395,120
Olin Corp.	65,551	3,735,096
Sherwin-Williams Co.	14,319	3,568,008
The Chemours Co. LLC	48,304	1,499,839
Westlake Corp. (b)	37,684	4,056,683
		28,220,173
Construction Materials - 0.2%
Eagle Materials, Inc.	26,402	3,599,649
Containers & Packaging - 0.6%
Avery Dennison Corp.	1,408	272,209
Sealed Air Corp.	118,659	6,316,219
WestRock Co.	124,389	4,716,831
		11,305,259
Metals & Mining - 0.3%
Newmont Corp.	48,719	2,312,691
Nucor Corp.	29,301	4,393,685
		6,706,376
TOTAL MATERIALS		49,831,457
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
AvalonBay Communities, Inc.	2,415	422,384
Crown Castle International Corp.	6,630	937,681
Kilroy Realty Corp.	8,105	350,298
National Retail Properties, Inc.	12,434	576,440
National Storage Affiliates Trust	30,135	1,199,674
Public Storage	29,442	8,772,538
Realty Income Corp.	94,500	5,960,115
SBA Communications Corp. Class A	1,616	483,669
Ventas, Inc.	89,355	4,157,688
		22,860,487
UTILITIES - 3.9%
Electric Utilities - 2.2%
Duke Energy Corp.	119,743	11,965,918
FirstEnergy Corp.	75,628	3,118,899
Hawaiian Electric Industries, Inc.	142,767	5,864,868
NextEra Energy, Inc.	136,570	11,567,479
Portland General Electric Co.	732	36,036
Xcel Energy, Inc.	131,793	9,254,504
		41,807,704
Multi-Utilities - 1.6%
Consolidated Edison, Inc.	97,500	9,558,900
Public Service Enterprise Group, Inc.	99,742	6,039,378
Sempra Energy	37,367	6,210,022
WEC Energy Group, Inc.	87,105	8,635,590
		30,443,890
Water Utilities - 0.1%
American Water Works Co., Inc.	21,027	3,191,058
TOTAL UTILITIES		75,442,652
TOTAL COMMON STOCKS (Cost $1,479,700,519)		1,888,608,325

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 3.86% (c)	11,388,622	11,390,900
Fidelity Securities Lending Cash Central Fund 3.86% (c)(d)	3,140,586	3,140,900
TOTAL MONEY MARKET FUNDS (Cost $14,531,800)		14,531,800

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $1,494,232,319)	1,903,140,125
NET OTHER ASSETS (LIABILITIES) - 0.5% (e)	9,205,243
NET ASSETS - 100.0%	1,912,345,368

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	97	Dec 2022	19,794,063	421,573	421,573

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $837,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	91,438,262	74,606,061	154,653,423	92,798	35	(35)	11,390,900	0.0%
Fidelity Securities Lending Cash Central Fund 3.86%	-	13,173,197	10,032,297	523	-	-	3,140,900	0.0%
Total	91,438,262	87,779,258	164,685,720	93,321	35	(35)	14,531,800

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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